Other current assets (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Prepaid Expenses and Other Current Assets

Other current assets as of March 31, 2011 and 2012 consist of the following:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Deferred tax assets (Note 16)	¥6,963	¥7,314
Other receivable	6,676	10,802
Time deposit	2,745	7,810
Other	6,438	9,156

	¥22,822	¥35,082

“Other” primarily consists of Advance Payments Trade and prepaid expenses.